Loans and Borrowings (Details) - USD ($)						12 Months Ended
	Aug. 21, 2023	Mar. 03, 2022	Dec. 05, 2021	Sep. 04, 2021	Jul. 01, 2021	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2019	Nov. 29, 2023	Oct. 25, 2023	Mar. 07, 2022	Feb. 18, 2022	Feb. 08, 2022
Loans and Borrowings (Details) [Line Items]
Convertible note	$ 5,000,000
Converted shares (in Shares)										143,500	75,000	100,000	400,000
Price per share (in Dollars per share)						$ 0.0001
Additional principal amount	$ 5,000,000
Issued ordinary shares (in Shares)									2,055,000
Convertible Note 1 [Member]
Loans and Borrowings (Details) [Line Items]
Convertible note						$ 650,000	$ 650,000
Interest rate percentage							9.00%
Advanced provided								$ 150,000
Accrued interest						$ 292,231
Converted shares (in Shares)						96,483
Convertible Note 2 [Member]
Loans and Borrowings (Details) [Line Items]
Convertible note						$ 5,000,000
Interest rate percentage							12.00%
Accrued interest						$ 1,795,953
Converted shares (in Shares)						693,332
Funds amount							$ 5,000,000
Convertible Note 3 [Member]
Loans and Borrowings (Details) [Line Items]
Interest rate percentage						12.00%
Funds amount			$ 6,000,000
Maturity date			Feb. 11, 2023
Transaction cost			$ 390,000			$ 390,000
Convertible Note 4 [Member]
Loans and Borrowings (Details) [Line Items]
Interest rate percentage						11.00%
Working Capital Loan 1 [Member]
Loans and Borrowings (Details) [Line Items]
Transaction cost						$ 203,000
Working capital loan					$ 3,500,000
Annual interest					12.00%
Working Capital Loan 2 [Member]
Loans and Borrowings (Details) [Line Items]
Working capital loan				$ 1,000,000
Annual interest				12.00%
Settled in cash		$ 1,000,000
Interest amount		67,923
Success fee		$ 39,200